Share Capital and Share Premium (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 26, 2023	Dec. 31, 2022	Dec. 19, 2022	Dec. 06, 2022	Nov. 28, 2022	Nov. 21, 2022	Nov. 14, 2022	Nov. 07, 2022	Sep. 20, 2022	Sep. 19, 2022	Sep. 09, 2022	Sep. 02, 2022	Aug. 25, 2022	Jun. 18, 2022	Jun. 04, 2022	Jun. 02, 2022	May 26, 2022	May 16, 2022	May 06, 2022	Apr. 19, 2022	Dec. 08, 2021	Nov. 15, 2021	Nov. 01, 2021	Oct. 19, 2021	Oct. 01, 2021	Sep. 07, 2021	Sep. 01, 2021	Jun. 04, 2021	Apr. 21, 2021	Apr. 19, 2021	Apr. 08, 2021	Mar. 04, 2021	Feb. 12, 2021
Share Capital and Share Premium (Details) [Line Items]
Shares issued for service		150,000,000
Common stocks, par value (in Dollars per share)		$ 0.0001
Repurchase of loan (in Dollars)																																	$ 809,551
Forecast [Member]
Share Capital and Share Premium (Details) [Line Items]
Shares of common stock	3,030,000
Reverse stock split	303,000
Bottom of range [member]
Share Capital and Share Premium (Details) [Line Items]
Reverse common stock split ratio		1
Top of range [member]
Share Capital and Share Premium (Details) [Line Items]
Reverse common stock split ratio		10
Mr. Yan Keyan [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock shares issued																																	674,626
Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, share authorized		5,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Ordinary shares [member]
Share Capital and Share Premium (Details) [Line Items]
Share issued			10,000,000	9,999,962	4,920,000	5,510,000	5,570,000	4,000,000	6,519	800,000	800,000	800,000	800,000	2,800,000	1,800,000	1,000,000		3,400,000			120,000				360,000	650,000		16,621	520,000	520,000		150,000
Common per share (in Dollars per share)			$ 0.71	$ 0.8	$ 0.82	$ 0.83	$ 0.77	$ 0.79	$ 0.88	$ 0.88	$ 1.03	$ 1.17	$ 1.35	$ 1.32	$ 1.18	$ 1.5	$ 1.47	$ 1.76		$ 2.64	$ 2.28				$ 3.02	$ 3.86		$ 2.5	$ 2.43			$ 3.31
Ordinary shares [member] | Employee [Member]
Share Capital and Share Premium (Details) [Line Items]
Share issued																			200,000
Common per share (in Dollars per share)																			$ 2.28
Ordinary shares [member] | Board [Member]
Share Capital and Share Premium (Details) [Line Items]
Share issued																			300,000
Common per share (in Dollars per share)																			$ 2.28
Ordinary shares [member] | Sun Lei [Member]
Share Capital and Share Premium (Details) [Line Items]
Share issued																	1,000,000
Preferred A Shares [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																															$ 1
Preferred stock shares issued																															1,500,000
Subscription proceeds (in Dollars)																															$ 1,500,000
Series C Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																											$ 10
Subscription proceeds (in Dollars)																											$ 1,500,000
Preferred stock share issued																											150,000
Series D Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																							$ 0.0001
Preferred stock share issued																							100,000
Total gross proceeds																							3,900,000
Series D Convertible Preferred Stock [Member] | Common stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)																							$ 0.0001
Preferred A Shares [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock share issued																								260,000
Preferred D Shares [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock share issued																						260,000